(ICON)

Prudential
Stock Index
Fund

SEMI
ANNUAL
REPORT

March 31, 1997
(LOGO)

Prudential Stock Index Fund
A Series of the Prudential Dryden Fund

Performance At A Glance.

Led by large companies, stocks continued their record bull market run for much of the last six months, before faltering somewhat toward the end of the period on fears of rising interest rates and slowing corporate earnings growth. The Prudential Stock Index Fund reflected these gains, performing in line with the average stock index fund as measured by Lipper Analytical Services.

Cumulative Total Returns1          As of 3/31/97

                           Six        One        Three       Since
                          Months      Year       Years     Inception2
Stock Index Fund          10.7%       18.9%      80.0%        97.3%
Lipper S&P 500 Fds Avg3   10.9        19.2       80.4         98.7

Average Annual Total Returns1                As of 3/31/97

                                      One         Three         Since
                                      Year        Years       Inception2
Stock Index Fund                      18.9%       21.6%          16.7%

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1Source: Prudential Investments Fund Management and Lipper Analytical Services. The cumulative total returns do not take into account sales charges. The average annual returns do take into account applicable sales charges.

2Inception date: 11/5/92. Lipper provides data on a monthly basis, so for comparative purposes the Lipper Average since inception returns reflect the Fund's first full calendar month of performance.

3Lipper average returns are for 62 funds for six months, 54 funds for one year, 42 funds for three years, and 24 funds since inception.

How Investments Compared.
   (As of 3/31/97)
       (GRAPH)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other invest-ments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

Taxable Money Market Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

John Moschberger, Fund Manager          (PICTURE)

Portfolio
Manager's Report

The Stock Index Fund seeks to provide investment results that mirror the performance of Standard & Poor's 500-Stock Composite Index. The S&P 500 is widely regarded as representative of the performance of the U.S. stock market as a whole, and comprises stocks that represent more than 70% of the total market value of all publicly traded U.S. common stocks. Because the index does not include any of the transaction costs necessarily accompanying purchases and sales, the difference between its return and that of the Fund is primarily due to fees and management expenses. There can be no assurance that the Fund will achieve its investment objective.

An Index Fund.
The Stock Index Fund is passively managed: we hold the same stocks that compose the S&P 500 Index and in the same proportion. While traditional money managers selectively buy and sell securities in hope of beating the performance of the stock market as a whole, this Fund is designed to match the market's performance, with lower transaction and management costs than actively managed funds.


Market Review.
-----------------------------------------------------------------------------
The overall stock market rose more than 20% in each of the past two years, gains that were twice as much as the long-term historical average. They can not be sustained indefinitely. It has been widely believed that some change was overdue.

    Portfolio Breakdown.
 Expressed as a percentage of
total investments as of 3/31/97.
           (GRAPH)

Midway through the first quarter of 1997, the stock market began to reflect these doubts: the S&P 500 hit a high on February 18 and moved erratically for the rest of the quarter. Although the Fund's six-month performance heavily reflects the late 1996 surge, performance for the first quarter of 1997 was decidedly weaker, actually far closer to historical stock market averages.

What happened? The stock market began to suspect that corporate earnings growth would slow. Additionally, in the last two days of March, the Federal Reserve had raised short-term interest rates for the first time in two years, prompting the market to drop more than 4% -- the worst two days since 1990. (Of course, rising interest rates crimp corporate profits by increasing the cost of doing business, and also make bonds more competitive investments with stocks.)

The performance of an index fund does not reflect decisions of an individual manager as much as it does the performance of the market sectors in which it must invest. The leading sectors over the past half year have been finance, energy, and technology, each of which had double-digit gains over the period. Industrial stocks and utility stocks hindered performance the most, with utilities showing a net decline in the first quarter of 1997.

What Went Well.
---------------------------------------------------------------------------
Financials: Financial stocks continued to rise over the past six months, jumping 12% in the first two months of 1997 alone, but then fell back to a still-respectable 4.4% rise for the first quarter of 1997. For the six-month period, they increased 18.6%. Concerns over rising interest rates and slower economic growth are detrimental to bank stocks, the largest component of the financial sector, because bank earnings reflect overall economic activity and also because a bank's cost of funds generally rises more quickly than the interest earned on their loan portfolios.

Energy: The best-performing stocks in the first quarter of 1997 were energy stocks, which rose 5.8% over the period, bringing the six-month figure to 18.1%. Energy finished the period with a 4.9% leap in March alone, reflecting the continued gap between projected demand and supply.

Technology: Almost all of the technology sector's 12.5% rise over the six months came in the last quarter of 1996, capping a 40% increase for that year. After accelerating to an 11% spurt in January alone, technology stocks gave it back in a series of mixed and modest earnings reports. Continued outstanding performance by electronics stocks were offset by declining communications and aerospace shares.


And Not So Well.
---------------------------------------------------------------------------
Industrials: The worst-performing stocks for the six-month period were industrial stocks, although even they rose by 6.4%, almost all in the fourth quarter of 1996. Despite good current earnings, investors apparently feared that these economically-sensitive stocks would suffer should the economy slow. Both the exceptional longevity of the current expansion, and increasing likelihood of Federal Reserve action to cool the economy, fueled these fears.

Consumer Cyclicals: These stocks, including retail, autos, housing and apparel, finished just ahead of the industrial stocks, gaining 6.5%. Although these stocks advanced briskly as the economy strengthened in the first quarter of 1997, they never fully recovered from a very difficult fourth quarter of 1996, in which they gained only 1.8% as a result of disappointing Christmas sales.

S&P 500 Sector Performance
        (GRAPH)

Looking Ahead.
We are cautious about the stock market's short-term prospects. After seeing nearly six years of a consistently rising market, investors may become increasingly concerned about slower corporate earnings growth and the Federal Reserve's decision to increase short-term interest rates. So we expect returns this year to be much closer to the historical average.

President's Letter                          May 14, 1997
-------------------------------------------------------
(PICTURE)

                             We're On Your Side

Dear Shareholder:
The past few months were mixed for most U.S. stock and bond investors. The recent news was good: The Dow Jones Industrial Average set several record highs in May and long-term interest rates were easing. The average stock and bond mutual fund finished the four-month period ending in April in positive territory. It was a different story only a few weeks earlier when the Dow declined significantly from another record high set in mid-March, and long-term interest rates were at the highest levels in six months.

The reasons behind these recent market swings have been widely publicized -- higher interest rates and inflationary pressures. And while we are watching market developments closely, we are also very concerned about you and how you're dealing with events. We realize that staying the course during times of market uncertainty isn't easy. Here are some thoughts that may help:

-- Keep Your Expectations Realistic. The best investors know that financial markets rise and fall -- and so too, will the value of their investments. Over time, however, stocks have been shown to produce very attractive returns that were well ahead of inflation.

-- Remember Your Time Horizon. If your investment goals are long term (several years or more), your time horizon should also be long term. During this period, it's not unusual for stocks and bonds to experience several periods of market uncertainty.

-- We're On Your Side. Your Prudential Securities Financial Advisor or
   Prudential Registered Representative can help you understand what's happening in the financial markets. They can assist you in making informed decisions based upon a thorough knowledge of your financial needs and long-term goals. Call him or her today.

Thank you for your continued confidence in Prudential mutual funds. We'll do everything we can to keep you informed and to earn your trust.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds & Annuities

Portfolio of Investments as of            THE PRUDENTIAL DRYDEN FUND
March 31, 1997 (Unaudited)                STOCK INDEX FUND
------------------------------------------------------------
------------------------------------------------------------

Shares      Description                     Value (Note 1)
------------------------------------------------------------
LONG-TERM INVESTMENTS--92.8%
COMMON STOCKS--92.8%
------------------------------------------------------------
Aerospace/Defense--2.2%
  11,600   Allied-Signal, Inc.                      $    826,500
  15,015   Boeing Co.                                  1,480,854
   2,700   General Dynamics Corp.                        181,912
   7,830   Lockheed Martin Corp.                         657,720
   8,600   McDonnell Douglas Corp.                       524,600
   2,300   Northrop Grumman Corp.                        173,938
   9,600   Raytheon Co.                                  433,200
   9,000   Rockwell International Corp.                  583,875
   9,800   United Technologies Corp.(a)                  737,450
                                                    ------------
                                                       5,600,049
------------------------------------------------------------
Airlines--0.3%
   3,750   AMR Corp.(a)                                  309,375
   3,000   Delta AirLines, Inc.                          252,375
   5,900   Southwest Airlines Co.                        130,538
   2,800   USAir Group, Inc.(a)                           68,600
                                                    ------------
                                                         760,888
------------------------------------------------------------
Aluminum--0.4%
   9,300   Alcan Aluminum Ltd.                           315,038
   7,200   Aluminum Co. of America                       489,600
   2,550   Reynolds Metals Co.                           158,100
                                                    ------------
                                                         962,738
------------------------------------------------------------
Automobiles & Trucks--1.9%
  29,600   Chrysler Corp.                                888,000
   1,600   Cummins Engine Co., Inc.                       82,000
   4,000   Dana Corp.                                    131,500
   2,600   Echlin Inc.                                    88,400
  48,400   Ford Motor Co.                              1,518,550
  31,000   General Motors Corp.                        1,716,625
   4,800   Genuine Parts Co.                             223,800
   1,700   Johnson Controls, Inc.                   $    136,850
   3,020   Navistar International Corp.(a)                28,312
   2,500   Safety-Kleen Corp.                             36,875
                                                    ------------
                                                       4,850,912
------------------------------------------------------------
Banking--7.3%
  17,430   Banc One Corp.                                692,842
   6,200   Bank of Boston Corp.                          415,400
  16,000   Bank of New York Co., Inc.                    588,000
  14,700   BankAmerica Corp.                           1,481,025
   3,300   Bankers Trust NY Corp.                        270,600
   8,000   Barnett Banks, Inc.                           372,000
  18,008   Chase Manhattan Corp.                       1,685,999
  19,200   Citicorp                                    2,078,400
   4,500   Comerica, Inc.                                253,688
   9,100   CoreStates Financial Corp.                    432,250
   4,300   Fifth Third Bancorp                           333,250
   5,500   First Bank System, Inc.                       401,500
  13,101   First Chicago NBD Corp.                       709,092
  11,600   First Union Corp.                             941,050
  10,787   Fleet Financial Group, Inc.                   617,556
   2,400   Golden West Financial Corp.                   150,600
   5,600   Great Western Financial Corp.                 226,100
   4,200   H.F. Ahmanson & Co.                           153,300
   9,200   KeyCorp                                       448,500
   5,325   Mellon Bank Corp.                             387,394
   7,600   Morgan (J.P.) & Co. Inc.                      746,700
   9,200   National City Corp.                           428,950
  28,976   NationsBank Corp.                           1,604,546
  15,200   Norwest Corp.                                 703,000
  13,900   PNC Bank Corp.                                556,000
   2,200   Republic New York Corp.                       193,875
   9,100   Suntrust Banks, Inc.                          422,012
   6,200   U.S. Bancorp                                  331,700
   3,776   Wells Fargo & Co.                           1,072,856
                                                    ------------
                                                      18,698,185

--------------------------------------------------------------------------------
See Notes to Financial Statements.     3

Portfolio of Investments as of            THE PRUDENTIAL DRYDEN FUND
March 31, 1997 (Unaudited)                STOCK INDEX FUND
------------------------------------------------------------
------------------------------------------------------------

Shares      Description                     Value (Note 1)
------------------------------------------------------------
Beverages--3.7%
   1,600   Adolph Coors Co.                         $     34,000
  20,300   Anheuser Busch Cos., Inc.                     855,138
   2,900   Brown-Forman Corp.                            138,475
 102,000   Coca-Cola Co.                               5,699,250
  63,700   PepsiCo, Inc.                               2,078,212
  15,400   Seagram Co., Ltd.                             589,050
                                                    ------------
                                                       9,394,125
------------------------------------------------------------
Chemicals--2.1%
   4,600   Air Products & Chemicals, Inc.                312,225
  10,000   Dow Chemical Co.                              800,000
  23,100   E.I. du Pont de Nemours & Co.               2,448,600
   3,100   Eastman Chemical Co.                          166,625
   4,200   Hercules, Inc.                                177,450
  24,200   Monsanto Co.                                  925,650
   2,800   Nalco Chemical Co.                            104,650
   2,600   Rohm & Haas Co.                               194,675
   4,000   Sigma-Aldrich Corp.                           123,500
   5,200   Union Carbide Corp.                           230,100
                                                    ------------
                                                       5,483,475
------------------------------------------------------------
Chemicals-Specialty--0.4%
   5,925   Engelhard Corp.                               124,425
   2,500   Great Lakes Chemical Corp.                    115,000
   5,900   Morton International, Inc.                    249,275
   6,500   Praxair, Inc.                                 291,688
   1,800   Raychem Corp.                                 148,275
   3,400   W.R. Grace & Co.                              161,075
                                                    ------------
                                                       1,089,738
------------------------------------------------------------
Commercial Services--0.2%
  16,325   CUC International Inc.(a)                     367,313
   3,400   Deluxe Corp.                                  110,075
   1,300   John H. Harland Co.                            30,875
   4,200   Moore Corp., Ltd.                              84,000
                                                    ------------
                                                         592,263
Computer Software & Services--4.5%
   7,100   3Com Corp.(a)                            $    232,525
   1,800   Autodesk, Inc.                                 55,800
  12,000   Automatic Data Processing, Inc.               502,500
   8,000   Bay Networks, Inc.(a)                         143,000
   6,400   Cabletron Systems, Inc.(a)                    187,200
   3,000   Ceridian Corp.(a)                             107,625
  26,900   Cisco Systems, Inc.(a)                      1,294,562
  14,750   Computer Associates International,
             Inc.                                        573,406
   3,050   Computer Sciences Corp.(a)                    188,338
   7,300   Dell Computer Corp.(a)                        493,663
   9,500   EMC Corp.(a)                                  337,250
   1,300   Intergraph Corp.(a)                            10,075
   8,700   Micron Technology Inc.                        352,350
  49,400   Microsoft Corp.(a)                          4,529,362
   3,493   NCR Corp. (New)(a)                            123,128
  14,400   Novell, Inc.(a)                               136,800
  27,675   Oracle Systems Corp.(a)                     1,067,217
  10,200   Seagate Technology, Inc.                      457,725
   7,300   Silicon Graphics, Inc.(a)                     142,350
  15,300   Sun Microsystems, Inc.(a)                     441,788
   4,500   Tandem Computers Inc.(a)                       53,438
                                                    ------------
                                                      11,430,102
------------------------------------------------------------
Construction--0.1%
   3,400   Fluor Corp.                                   178,500
   1,800   Foster Wheeler Corp.                           63,675
   1,100   Kaufman & Broad Home Corp.                     14,575
     900   Pulte Corp.                                    26,325
                                                    ------------
                                                         283,075
------------------------------------------------------------
Containers--0.2%
   1,200   Ball Corp.                                     31,800
   2,300   Bemis Co., Inc.                                92,000
   5,200   Crown Cork & Seal Co., Inc.                   268,450
                                                    ------------
                                                         392,250

--------------------------------------------------------------------------------
See Notes to Financial Statements.     4

Portfolio of Investments as of            THE PRUDENTIAL DRYDEN FUND
March 31, 1997 (Unaudited)                STOCK INDEX FUND
------------------------------------------------------------
------------------------------------------------------------

Shares      Description                     Value (Note 1)
------------------------------------------------------------
Cosmetics & Soaps--2.4%
   3,200   Alberto-Culver Co.                       $     83,600
   5,300   Avon Products, Inc.                           278,250
   2,100   Clorox Co.                                    235,462
   6,000   Colgate-Palmolive Co.                         597,750
  22,700   Gillette Co.                                1,648,587
   4,450   International Flavors & Fragrances,
             Inc.                                        194,688
  27,900   Procter & Gamble Co.                        3,208,500
                                                    ------------
                                                       6,246,837
------------------------------------------------------------
Diversified Gas--0.2%
   4,400   Coastal Corp.                                 211,200
   1,000   Eastern Enterprises, Inc.                      30,875
   2,900   Enserch Corp.                                  59,450
   2,000   NICOR Inc.                                     64,000
   1,300   Oneok Inc.                                     33,800
                                                    ------------
                                                         399,325
------------------------------------------------------------
Drugs & Medical Supplies--9.0%
  31,900   Abbott Laboratories                         1,790,387
   2,600   Allergan, Inc.                                 75,725
   3,700   ALZA Corp.(a)                                 101,750
  26,200   American Home Products Corp.                1,572,000
  11,000   Amgen, Inc. (a)                               614,625
   2,300   Bausch & Lomb, Inc.                            90,850
  11,100   Baxter International, Inc.                    478,687
   5,000   Becton, Dickinson & Co.                       225,000
   5,100   Biomet, Inc.(a)                                86,063
   7,300   Boston Scientific Corp.(a)                    450,775
  41,100   Bristol-Myers Squibb Co.                    2,424,900
   2,200   C.R. Bard, Inc.                                62,700
   2,050   Covance, Inc.(a)                               33,056
  22,600   Eli Lilly & Co.                             1,858,850
   3,000   Guidant Corp.                                 184,500
  54,600   Johnson & Johnson Co.                       2,886,975
   3,100   Mallinckrodt, Inc.                            127,488
   9,800   Medtronic, Inc.                               610,050
  49,500   Merck & Co., Inc.                           4,170,375
  26,400   Pfizer Inc.                                 2,220,900
  20,755   Pharmacia & Upjohn, Inc.                      760,152
  15,100   Schering-Plough Corp.                    $  1,098,525
   3,300   St. Jude Medical, Inc.(a)                     110,138
   2,500   United States Surgical Corp.                   76,250
  11,100   Warner-Lambert Co.                            960,150
                                                    ------------
                                                      23,070,871
------------------------------------------------------------
Electrical Equipment--0.4%
   7,300   Applied Materials, Inc.(a)                    338,538
   2,200   W.W. Grainger Inc.                            162,800
  25,900   Westinghouse Electric Corp.                   459,725
                                                    ------------
                                                         961,063
------------------------------------------------------------
Electronics--4.6%
   5,600   Advanced Micro Devices, Inc.(a)               232,400
   5,000   Amdahl Corp.(a)                                46,875
   8,984   AMP, Inc.                                     308,825
   4,900   Apple Computer, Inc.                           89,425
   1,700   Data General Corp.(a)                          28,900
   6,300   Digital Equipment Corp.(a)                    172,463
   2,100   EG&G, Inc.                                     43,838
  18,200   Emerson Electric Co.                          819,000
   5,800   General Instrument Corp.(a)                   132,675
   1,600   Harris Corp.                                  123,000
  41,600   Hewlett-Packard Co.                         2,215,200
  33,700   Intel Corp.                                 4,688,512
   5,200   LSI logic Corp.(a)                            180,700
  24,300   Motorola, Inc.                              1,467,112
   5,900   National Semiconductors Corp.(a)              162,250
   1,700   Perkin-Elmer Corp.                            109,438
   3,300   Pioneer Hi-Bred International, Inc.           207,487
   2,400   Tandy Corp.                                   120,300
   1,400   Tektronix, Inc.                                70,700
   7,800   Texas Instruments, Inc.                       584,025
   2,200   Thomas & Betts Corp.                           94,050
                                                    ------------
                                                      11,897,175
------------------------------------------------------------
Environmental Services--0.1%
  13,100   Laidlaw Inc. (Class 'B' Stock)                180,125

--------------------------------------------------------------------------------
See Notes to Financial Statements.     5

Portfolio of Investments as of            THE PRUDENTIAL DRYDEN FUND
March 31, 1997 (Unaudited)                STOCK INDEX FUND
------------------------------------------------------------
------------------------------------------------------------

Shares      Description                     Value (Note 1)
------------------------------------------------------------
Financial Services--2.9%
  19,400   American Express Co.                     $  1,161,575
   2,200   Beneficial Corp.                              142,175
  13,116   Dean Witter Discover & Co.                    457,421
  29,300   Federal Home Loan Mortgage Corp.              798,425
  44,900   Federal National Mortgage Association       1,622,012
  18,300   First Data Corp.                              619,912
   5,700   Green Tree Financial Corp.                    192,375
   4,200   H&R Block, Inc.                               123,375
   4,000   Household International, Inc.                 344,500
   1,800   MBIA, Inc.                                    172,575
  13,738   MBNA Corp.                                    382,933
   6,800   Merrill Lynch & Co., Inc.                     583,950
   6,200   Morgan Stanley Group, Inc.                    364,250
   4,400   Salomon, Inc.                                 219,450
   2,650   Transamerica Corp.                            237,175
                                                    ------------
                                                       7,422,103
------------------------------------------------------------
Food & Beverage--2.4%
  22,434   Archer-Daniels-Midland Co.                    401,008
  19,000   Campbell Soup Co.                             881,125
   9,900   ConAgra, Inc.                                 537,075
   5,900   CPC International, Inc.                       483,800
   1,300   Fleming Cos., Inc.                             22,750
   6,550   General Mills, Inc.                           406,919
   2,500   Giant Foods, Inc.                              80,000
  15,100   H.J. Heinz & Co.                              596,450
   6,200   Hershey Foods Corp.                           310,000
   8,550   Kellogg Co.                                   574,987
   5,700   Quaker Oats Co.                               208,050
   4,300   Ralston Purina Co.                            335,937
  19,900   Sara Lee Corp.                                805,950
   7,400   Sysco Corp.                                   252,525
   4,800   W.M. Wrigley Jr. Co.                          280,200
                                                    ------------
                                                       6,176,776
------------------------------------------------------------
Forest Products--1.3%
   2,000   Boise Cascade Corp.                            61,000
   4,000   Champion International Corp.                  182,000
   3,750   Georgia-Pacific Corp.                         271,875
  12,216   International Paper Co.                  $    474,897
   3,500   James River Corp.                             101,937
  11,608   Kimberly-Clark Corp.                        1,153,545
   4,500   Louisiana-Pacific Corp.                        93,375
   2,100   Mead Corp.                                    111,300
   1,100   Potlatch Corp.                                 45,238
   4,000   Stone Container Corp.                          44,500
   2,300   Temple Inland Inc.                            120,750
   2,800   Union Camp Corp.                              131,950
   4,100   Westvaco Corp.                                103,012
   8,200   Weyerhaeuser Co.                              365,925
   2,300   Willamette Industries, Inc.                   143,750
                                                    ------------
                                                       3,405,054
------------------------------------------------------------
Gas Pipelines--0.6%
   6,318   Cinergy Corp.                                 215,602
   2,300   Columbia Gas System, Inc.                     133,112
   3,900   Consolidated Natural Gas Co.                  196,462
     539   El Paso Natural Gas Co.                        30,521
  10,600   Enron Corp.                                   402,800
   5,300   NorAm Energy Corp.                             77,513
   6,200   PanEnergy Corp.                               267,375
   1,300   Peoples Energy Corp.                           43,063
   6,400   Williams Companies, Inc.                      284,800
                                                    ------------
                                                       1,651,248
------------------------------------------------------------
Health Services--0.1%
  12,800   Healthsouth Corp.(a)                          244,800
------------------------------------------------------------
Hospital Management--0.9%
   4,000   Beverly Enterprises, Inc.(a)                   57,000
  27,628   Columbia/HCA Healthcare Corp.                 928,991
   6,600   Humana, Inc.(a)                               145,200
   2,800   Manor Care, Inc.                               68,250
   9,600   Service Corp. International                   285,600
     900   Shared Medical Systems Corp.                   41,850
  12,200   Tenet Healthcare Corp.(a)                     300,425
   7,500   United Healthcare Corp.                       357,188
                                                    ------------
                                                       2,184,504

--------------------------------------------------------------------------------
See Notes to Financial Statements.     6

Portfolio of Investments as of            THE PRUDENTIAL DRYDEN FUND
March 31, 1997 (Unaudited)                STOCK INDEX FUND
------------------------------------------------------------
------------------------------------------------------------

Shares      Description                     Value (Note 1)
------------------------------------------------------------
Housing Related--0.5%
   1,700   Armstrong World Industries, Inc.         $    110,075
   1,400   Centex Corp.                                   49,350
   1,600   Fleetwood Enterprises, Inc.                    40,000
   7,100   Lowe's Companies, Inc.                        265,362
   6,700   Masco Corp.                                   239,525
   4,000   Maytag Corp.                                   82,500
   2,200   Owens Corning                                  88,550
   3,600   Stanley Works                                 136,350
   2,700   Tupperware Corp.                               90,450
   3,100   Whirlpool Corp.                               147,638
                                                    ------------
                                                       1,249,800
------------------------------------------------------------
Insurance--4.0%
   6,200   Aetna, Inc.                                   532,425
  18,174   Allstate Corp.                              1,079,081
   8,300   American General Corp.                        338,225
  19,312   American International Group, Inc.          2,266,746
   4,500   Aon Corp.                                     275,625
   7,200   Chubb Corp.                                   387,900
   3,050   CIGNA Corp.                                   445,681
   6,800   Conseco, Inc.                                 242,250
   3,400   General Re Corp.                              537,200
   4,800   ITT Hartford Group Inc.                       346,200
   2,825   Jefferson-Pilot Corp.                         153,609
   4,300   Lincoln National Corp.                        230,050
   2,900   Marsh & McLennan Companies, Inc.              328,425
   2,400   MGIC Investment Corp.                         169,800
   3,900   Providian Corp.                               208,650
   5,200   SAFECO Corp.                                  208,000
   3,400   St. Paul Cos, Inc.                            220,575
   2,950   Torchmark Corp.                               163,356
  26,162   Travelers Group, Inc.                       1,252,506
   3,000   UNUM Corp.                                    219,000
   4,900   USF&G Corp.                                   105,350
   1,350   USLIFE Corp.                                   63,113
   6,800   Wachovia Corp.                                370,600
                                                    ------------
                                                      10,144,367
Leisure--1.2%
   4,200   Brunswick Corp.                          $    112,875
   4,100   Harrah's Entertainment Inc.(a)                 70,213
   5,400   Hasbro, Inc.                                  147,825
   4,700   ITT Corp. (New)                               276,712
   1,600   King World Productions, Inc.(a)                58,400
  11,087   Mattel, Inc.                                  266,088
  27,692   Walt Disney, Co.                            2,021,516
                                                    ------------
                                                       2,953,629
------------------------------------------------------------
Lodging--0.3%
   5,300   HFS, Inc.(a)                                  312,038
  10,300   Hilton Hotels Corp.                           249,775
   5,200   Marriott International, Inc.                  258,700
                                                    ------------
                                                         820,513
------------------------------------------------------------
Machinery--1.1%
   1,100   Briggs & Stratton Corp.                        49,363
   3,000   Case Corp.                                    152,250
   7,800   Caterpillar Inc.                              625,950
   1,400   Cincinnati Milacron, Inc.                      26,250
   4,400   Cooper Industries, Inc.                       190,850
  10,500   Deere & Co.                                   456,750
   4,700   Dover Corp.                                   246,750
   3,100   Eaton Corp.                                   219,712
   1,000   Giddings & Lewis, Inc.                         14,875
   2,000   Harnischfeger Industries, Inc.                 93,000
   4,400   Ingersoll-Rand Co.                            191,950
   1,602   PACCAR Inc.                                   106,934
   2,950   Parker-Hannifin Corp.                         126,112
   2,650   Snap-On Inc.                                  102,688
   6,200   Thermo Electron Corp.(a)                      191,425
   1,200   Timken Co.                                     64,200
                                                    ------------
                                                       2,859,059

--------------------------------------------------------------------------------
See Notes to Financial Statements.     7

Portfolio of Investments as of            THE PRUDENTIAL DRYDEN FUND
March 31, 1997 (Unaudited)                STOCK INDEX FUND
------------------------------------------------------------
------------------------------------------------------------

Shares      Description                     Value (Note 1)
------------------------------------------------------------
Media--1.7%
   13,550    Comcast Corp.                          $     228,656
    3,900    Dow Jones & Co., Inc.                        158,438
    6,900    Dun & Bradstreet Corp.                       175,088
    5,750    Gannett Co., Inc.                            493,781
    3,300    Interpublic Group of Companies, Inc.         174,075
    3,700    Knight-Ridder, Inc.                          147,538
    4,100    McGraw-Hill Companies, Inc.                  209,612
    2,200    Meredith Corp.                                50,875
    3,900    New York Times Co.                           172,088
    6,100    R.R. Donnelley & Sons, Co.                   212,737
   23,300    Time Warner, Inc.                          1,007,725
    4,100    Times Mirror Co.                             223,962
    5,100    Tribune Co.                                  206,550
   25,600    U.S. West Media Group                        476,800
   14,339    Viacom, Inc.(a)                              474,979
                                                    -------------
                                                        4,412,904
------------------------------------------------------------
Mineral Resources--0.7%
    2,000    ASARCO Inc.                                   56,250
   14,600    Barrick Gold Corp.                           346,750
    3,850    Cyprus Amax Minerals Co.                      91,438
    5,200    Echo Bay Mines, Ltd.                          34,450
    7,900    Freeport-McMoran Copper & Gold, Inc          239,962
    6,100    Homestake Mining Co.                          92,263
    7,000    Inco, Ltd.                                   228,375
    4,098    Newmont Mining Corp.                         158,798
    2,600    Phelps Dodge Corp.                           190,125
   10,300    Placer Dome, Inc.                            186,687
    5,440    Santa Fe Pacific Gold Corp.                   89,760
                                                    -------------
                                                        1,714,858
------------------------------------------------------------
Miscellaneous Basic Industry--4.2%
    8,900    Browning-Ferris Industries, Inc.             256,987
    6,800    Cognizant Corp.                              198,050
    1,800    Crane Co.                                     56,475
    2,700    Ecolab, Inc.                                 102,600
    1,450    FMC Corp.(a)                                  88,813
   67,500    General Electric Co.                       6,699,375
    2,000    General Signal Corp.                          78,250
    5,100    Illinois Tool Works, Inc.                    416,287
    4,700    ITT Industries, Inc.                         105,163
    4,700    Loews Corp.                                  417,712
    1,800    Millipore Corp.                        $      76,275
      250    NACCO Industries, Inc.                        12,313
    5,333    Pall Corp.                                   123,326
    7,500    PPG Industries, Inc.                         405,000
    1,025    Quest Diagnostics Inc.(a)                     15,247
    3,400    Textron, Inc.                                357,000
    1,100    Trinova Corp.                                 36,850
    5,200    TRW, Inc.                                    269,100
    6,900    Tyco International, Ltd                      379,500
    2,250    Unisource Worldwide, Inc.                     34,594
   19,700    WMX Technologies, Inc.                       603,312
                                                    -------------
                                                       10,732,229
------------------------------------------------------------
Miscellaneous Consumer Growth--1.8%
    3,200    American Greetings Corp.                     102,200
    3,900    Black & Decker Corp.                         125,287
    9,400    Corning, Inc.                                417,125
   13,700    Eastman Kodak Co.                          1,039,487
    1,500    Jostens, Inc.                                 33,938
   17,100    Minnesota Mining & Manufacturing Co.       1,444,950
    1,800    Polaroid Corp.                                71,550
    6,200    Rubbermaid, Inc.                             154,225
    6,600    Unilever N.V.                              1,229,250
    4,400    Whitman Corp.                                107,800
                                                    -------------
                                                        4,725,812
------------------------------------------------------------
Office Equipment & Supplies--2.2%
    4,300    Avery Dennison Corp.                         165,550
   11,100    Compaq Computer Corp.(a)                     850,538
    5,200    Honeywell, Inc.                              352,950
    5,400    Ikon Office Solutions Inc.                   180,900
   21,200    International Business Machines
               Corp.                                    2,912,350
    6,000    Pitney Bowes, Inc.                           352,500
    6,600    Unisys Corp.(a)                               42,075
   13,350    Xerox Corp.                                  759,281
                                                    -------------
                                                        5,616,144

--------------------------------------------------------------------------------
See Notes to Financial Statements.     8

Portfolio of Investments as of            THE PRUDENTIAL DRYDEN FUND
March 31, 1997 (Unaudited)                STOCK INDEX FUND
------------------------------------------------------------
------------------------------------------------------------

Shares      Description                     Value (Note 1)
------------------------------------------------------------
Petroleum--7.9%
   3,700   Amerada Hess Corp.                       $    196,100
  20,400   Amoco Corp.                                 1,767,150
   2,700   Ashland, Inc.                                 108,675
   6,650   Atlantic Richfield Co.                        897,750
   5,100   Burlington Resources, Inc.                    218,025
  26,700   Chevron Corp.                               1,858,987
  50,950   Exxon Corp.                                 5,489,862
   2,000   Kerr-McGee Corp.                              123,750
   1,400   Louisiana Land & Exploration Co.               66,325
  16,200   Mobil Corp.                                 2,116,125
  13,400   Occidental Petroleum Corp.                    329,975
   1,900   Pennzoil Co.                                   98,325
  10,800   Phillips Petroleum Co.                        441,450
  22,000   Royal Dutch Petroleum Co. (ADR)
             (Netherlands)                             3,850,000
   3,600   Santa Fe Energy Resources, Inc.(a)             49,950
   2,800   Sun Co., Inc.                                  73,150
   7,000   Tenneco Inc.                                  273,000
  10,800   Texaco Inc.                                 1,182,600
  10,260   Union Pacific Resources Group, Inc.           274,455
  10,100   Unocal Corp.                                  385,063
  11,800   USX - Marathon Group                          328,925
                                                    ------------
                                                      20,129,642
------------------------------------------------------------
Petroleum Services--1.1%
   6,000   Baker Hughes, Inc.                            230,250
   7,300   Dresser Industries, Inc.                      220,825
   5,000   Halliburton Co.                               338,750
   1,100   Helmerich & Payne, Inc.                        50,875
   2,200   McDermott International, Inc.                  47,025
   4,400   Oryx Energy Co.(a)                             84,700
  16,800   PG&E Corp.                                    394,800
   3,700   Rowan Companies, Inc.(a)                       83,713
  10,100   Schlumberger, Ltd.                          1,083,225
   3,500   Sonat, Inc.                                   190,750
   2,100   Western Atlas, Inc.(a)                        127,312
                                                    ------------
                                                       2,852,225
Precious Metals
   8,900   Battle Mountain Gold Co.                 $     58,963
------------------------------------------------------------
Railroads--0.8%
   6,265   Burlington Northern, Inc.                     463,610
   2,667   Conrail, Inc.                                 300,704
   8,900   CSX Corp.                                     413,850
   5,100   Norfolk Southern Corp.                        434,775
  10,000   Union Pacific Corp.                           567,500
                                                    ------------
                                                       2,180,439
------------------------------------------------------------
Restaurants--0.6%
   5,950   Darden Restaurants, Inc.                       46,856
  28,600   McDonald's Corp.                            1,351,350
   5,400   Wendys International, Inc.                    111,375
                                                    ------------
                                                       1,509,581
------------------------------------------------------------
Retail--4.7%
  10,400   Albertson's, Inc.                             353,600
   5,900   American Stores Co.                           262,550
   6,100   AutoZone, Inc.(a)                             137,250
   3,400   Charming Shoppes, Inc.                         18,275
   4,000   Circuit City Stores, Inc.                     133,500
   8,552   Costco Companies, Inc.(a)                     236,249
   4,300   CVS Corp.                                     198,337
   8,800   Dayton-Hudson Corp.                           367,400
   4,700   Dillard Department Stores, Inc.               148,050
   8,400   Federated Department Stores, Inc.(a)          276,150
   1,400   Great Atlantic & Pacific Tea Co., Inc.         35,525
   2,800   Harcourt General, Inc.                        130,200
  19,566   Home Depot, Inc.                            1,046,781
  10,300   J.C. Penney Co., Inc.                         490,537
  20,000   Kmart Corp.                                   242,500
   5,200   Kroger Co.(a)                                 263,900
   2,800   Liz Claiborne, Inc.                           122,150
   1,400   Longs Drug Stores Corp.                        32,900
  10,200   May Department Stores Co.                     464,100
   1,400   Mercantile Stores Co., Inc.                    64,925
   6,500   Newell Co.                                    217,750
  11,800   Nike, Inc. (Class B)                          731,600

--------------------------------------------------------------------------------
See Notes to Financial Statements.     9

Portfolio of Investments as of            THE PRUDENTIAL DRYDEN FUND
March 31, 1997 (Unaudited)                STOCK INDEX FUND
------------------------------------------------------------
------------------------------------------------------------

Shares      Description                     Value (Note 1)
------------------------------------------------------------
Retail (cont'd.)
   3,300   Nordstrom, Inc.                          $    124,988
   2,400   Pep Boys - Manny, Moe & Jack                   72,000
   2,400   Reebok International, Ltd.                    107,700
   5,000   Rite Aid Corp.                                210,000
  16,100   Sears Roebuck & Co.                           809,025
   7,000   Sherwin-Williams Co.                          189,000
   2,000   Stride Rite Corp.                              30,000
   2,700   SUPERVALU, Inc.                                80,325
  11,700   The Gap, Inc.                                 391,950
  11,288   The Limited, Inc.                             207,417
   3,200   TJX Companies, Inc.                           136,800
  12,000   Toys 'R' Us, Inc.(a)                          336,000
  94,100   Wal-Mart Stores, Inc.                       2,623,037
  10,000   Walgreen Co.                                  418,750
   6,100   Winn-Dixie Stores, Inc.                       201,300
   5,700   Woolworth Corp.                               133,238
                                                    ------------
                                                      12,045,759
------------------------------------------------------------
Rubber--0.2%
   2,200   B.F. Goodrich Co.                              80,575
   3,800   Cooper Tire & Rubber Co.                       70,300
   6,300   Goodyear Tire & Rubber Co.                    329,175
                                                    ------------
                                                         480,050
------------------------------------------------------------
Steel--0.2%
   7,272   Allegheny Teldyne, Inc.                       204,525
   3,800   Armco, Inc.(a)                                 15,200
   4,500   Bethlehem Steel Corp.(a)                       37,125
   2,400   Inland Steel Industries, Inc.                  46,800
   3,700   Nucor Corp.                                   169,275
   3,500   USX-U.S. Steel Group, Inc.                     93,187
   3,750   Worthington Industries, Inc.                   71,719
                                                    ------------
                                                         637,831
------------------------------------------------------------
Telecommunications--3.4%
  20,600   AirTouch Communications, Inc.(a)              473,800
   7,700   Alltel Corp.                                  250,250
   3,788   Andrew Corp.(a)                               136,823
  66,400   AT&T Corp.                               $  2,307,400
   4,900   DSC Communications Corp.(a)                   102,594
   6,800   Frontier Corp.                                121,550
  26,070   Lucent Technologies, Inc.                   1,375,192
  28,200   MCI Communications Corp.                    1,004,625
  10,600   Northern Telecom, Ltd.                        692,975
   3,000   Scientific-Atlanta, Inc.                       45,750
  17,700   Sprint Corp.                                  805,350
  27,600   Tele-Communications, Inc.(a)                  331,200
   7,300   Tellabs, Inc.(a)                              263,713
  35,300   WorldCom Inc.(a)                              776,600
                                                    ------------
                                                       8,687,822
------------------------------------------------------------
Textiles--0.2%
   3,000   Fruit of the Loom, Inc.(a)                    124,500
   2,000   National Service Industries, Inc.              78,250
   1,500   Russell Corp.                                  53,625
     900   Springs Industries, Inc.                       40,275
   2,600   V.F. Corp.                                    173,875
                                                    ------------
                                                         470,525
------------------------------------------------------------
Tobacco--1.7%
   7,000   American Brands, Inc.                         354,375
  33,450   Philip Morris Cos., Inc.                    3,817,481
   7,400   UST, Inc.                                     206,275
                                                    ------------
                                                       4,378,131
------------------------------------------------------------
Trucking & Shipping--0.1%
   1,700   Caliber System, Inc.                           45,050
   4,600   Federal Express Corp.(a)                      239,775
   3,300   Ryder System, Inc.                             96,525
                                                    ------------
                                                         381,350

--------------------------------------------------------------------------------
See Notes to Financial Statements.     10

Portfolio of Investments as of            THE PRUDENTIAL DRYDEN FUND
March 31, 1997 (Unaudited)                STOCK INDEX FUND
------------------------------------------------------------
------------------------------------------------------------

Shares      Description                     Value (Note 1)
------------------------------------------------------------
Utility-Communications--3.8%
  22,500   Ameritech Corp.                             1,383,750
  17,900   Bell Atlantic Corp.                         1,089,663
  40,700   BellSouth Corp.                             1,719,575
  39,400   GTE Corp.                                $  1,837,025
  18,000   NYNEX Corp.                                   821,250
  17,700   Pacific Telesis Group                         668,175
  24,700   SBC Communications Inc.                     1,299,837
  19,700   U.S. West Communications, Inc.                669,800
   8,900   Unicom Corp.                                  173,550
                                                    ------------
                                                       9,662,625
------------------------------------------------------------
Utilities-Electric--2.2%
   7,600   American Electric Power Co.                   313,500
   6,000   Baltimore Gas & Electric Co.                  160,500
   6,100   Carolina Power & Light Co.                    221,125
   8,800   Central & South West Corp.                    188,100
   9,500   Consolidated Edison Co. of NY, Inc.           285,000
   7,300   Dominion Resources, Inc.                      265,537
   6,000   DTE Energy Co.                                161,250
   8,200   Duke Power Co.                                361,825
  17,700   Edison International                          398,250
   9,300   Entergy Corp.                                 227,850
   7,500   FPL Group, Inc.                               330,937
   5,000   GPU Corp.                                     160,625
   9,700   Houston Industries, Inc.                      202,488
   5,900   Niagara Mohawk Power Corp.                     50,150
   2,900   Northern States Power Co.                     137,388
   6,200   Ohio Edison Co.                               130,975
   3,600   Pacific Enterprises                           108,900
  12,200   PacifiCorp                                    260,775
   9,400   PECO Energy Co.                               191,525
   6,400   PP & L Resources Inc.                         129,600
   9,800   Public Service Enterprise Group, Inc.         257,250
  27,800   Southern Co.                                  587,275
   9,300   Texas Utilities Co.                           318,525
   4,200   Union Electric Co.                            154,875
                                                    ------------
                                                       5,604,225
                                                    ------------
           Total common stocks
             (cost $185,396,275)                     237,686,164

SHORT-TERM INVESTMENTS--8.0%
------------------------------------------------------------
U.S. Government Securities--0.4%
 $100(b)   4.98%, 6/19/97                           $     98,907
  200(b)   5.05%, 6/19/97                                197,784
  700(b)   5.19%, 6/19/97                                692,027
                                                    ------------
           Total U.S. Government Securities
             (cost $988,718)                             988,718
------------------------------------------------------------
Repurchase Agreement--7.6%
  19,591   Joint Repurchase Agreement Account
             6.438%, 04/01/97(Note 4)
             (cost $19,591,000)                       19,591,000
                                                    ------------
           Total short-term investments
             (cost $20,579,718)                       20,579,718
------------------------------------------------------------
Total Investments--100.8%
           (cost $205,975,993; Note 3)               258,265,882
           Liabilities in excess of other
             assets--(0.8%)                           (2,059,126)
                                                    ------------
           Net Assets--100%                         $256,206,756
                                                    ------------
                                                    ------------

---------------
(a) Non-income producing security.
(b) Pledged as initial margin on futures contracts.
ADR--American Depository Receipt.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     11

                                                     THE PRUDENTIAL DRYDEN FUND
Statement of Assets and Liabilities (Unaudited)      STOCK INDEX FUND
--------------------------------------------------------------------------------

Assets                                                                                                         March 31, 1997
Investments, at value (cost $205,975,993)..................................................................       $258,265,882
Cash.......................................................................................................                297
Receivable for Fund shares sold............................................................................            646,562
Dividends and interest receivable..........................................................................            370,160
Prepaid deferred expenses..................................................................................             11,258
                                                                                                                 --------------
   Total assets............................................................................................        259,294,159
                                                                                                                 --------------
Liabilities
Payable for Fund shares reacquired.........................................................................          1,459,155
Payable for investments purchased..........................................................................          1,080,548
Due to broker - variation margin...........................................................................            398,200
Accrued expenses...........................................................................................             81,696
Management fee payable.....................................................................................             67,804
                                                                                                                 --------------
   Total liabilities.......................................................................................          3,087,403
                                                                                                                 --------------
Net Assets.................................................................................................       $256,206,756
                                                                                                                 --------------
                                                                                                                 --------------
Net assets were comprised of:
   Common stock, at par....................................................................................       $     14,762
   Paid-in capital in excess of par........................................................................        202,574,602
                                                                                                                 --------------
                                                                                                                   202,589,364
   Undistributed net investment income.....................................................................            946,211
   Accumulated net realized gain on investments............................................................          1,282,667
   Net unrealized appreciation on investments..............................................................         51,388,514
                                                                                                                 --------------
Net assets, March 31, 1997.................................................................................       $256,206,756
                                                                                                                 --------------
                                                                                                                 --------------
Shares of beneficial interest issued and outstanding.......................................................         14,762,241
                                                                                                                 --------------
                                                                                                                 --------------
Net asset value per share..................................................................................              17.36
                                                                                                                 --------------
                                                                                                                 --------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     12

THE PRUDENTIAL DRYDEN FUND
STOCK INDEX FUND
Statement of Operations (Unaudited)
------------------------------------------------------------

                                                  Six Months
                                                     Ended
                                                   March 31,
Net Investment Income                                1997
Income
   Dividends (net of foreign withholding taxes
      of $3,260)...............................   $ 2,015,637
   Interest....................................       501,550
                                                  -----------
      Total income.............................     2,517,187
                                                  -----------
Expenses
   Management fee..............................       352,217
   Administration fee..........................        26,557
   Transfer agent's fees and expenses..........        87,925
   Custodian's fees and expenses...............        65,000
   Reports to shareholders.....................        22,000
   Legal fees and expenses.....................        11,500
   Audit fees and expenses.....................         9,500
   Registration fees...........................         8,000
   Amortization of organization expenses.......         6,674
   Trustees' fees..............................         5,000
   Miscellaneous...............................         6,318
                                                  -----------
      Total expenses...........................       600,691
Less: Expense subsidy (Note 2).................       (16,070)
                                                  -----------
      Net expenses.............................       584,621
                                                  -----------
Net investment income..........................     1,932,566
                                                  -----------
Realized and Unrealized Gain (Loss)
on Investments
Net realized gain on:
   Investment transactions.....................       144,070
   Financial futures contracts.................     1,581,326
                                                  -----------
                                                    1,725,396
                                                  -----------
Net change in unrealized appreciation (depreciation) on:
   Investments.................................    16,291,366
   Financial futures contracts.................      (917,600)
                                                  -----------
                                                   15,373,766
                                                  -----------
Net gain on investments........................    17,099,162
                                                  -----------
Net Increase in Net Assets
Resulting from Operations......................   $19,031,728
                                                  -----------
                                                  -----------

THE PRUDENTIAL DRYDEN FUND
STOCK INDEX FUND
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                     Six Months
                                       Ended          Year Ended
Increase                             March 31,       September 30,
in Net Assets                           1997             1996
Operations
   Net investment income.........  $    1,932,566    $   2,743,808
   Net realized gain on
      investment transactions....       1,725,396        1,791,564
   Net change in unrealized
      appreciation on
      investments................      15,373,766       20,293,266
                                   --------------    -------------
   Net increase in net assets
      resulting from
      operations.................      19,031,728       24,828,638
                                   --------------    -------------
Dividends and distributions
   Dividends to shareholders from
      net investment income......      (3,111,526)      (2,181,628)
                                   --------------    -------------
   Distributions to shareholders
      from net realized gains....      (1,795,111)      (4,441,170)
                                   --------------    -------------
Fund share transactions
   Net proceeds from shares
      sold.......................     161,162,771      113,692,034
   Net asset value of shares
      issued to shareholders in
      reinvestment of
      distributions..............       4,906,633        6,622,798
   Cost of shares reacquired.....    (108,366,255)     (56,086,722)
                                   --------------    -------------
   Net increase in net assets
      from Fund share
      transactions...............      57,703,149       64,228,110
                                   --------------    -------------
Total increase...................      71,828,240       82,433,950
Net Assets
Beginning of period..............     184,378,516      101,944,566
                                   --------------    -------------
End of period....................  $  256,206,756    $ 184,378,516
                                   --------------    -------------
                                   --------------    -------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     13

                                               THE PRUDENTIAL DRYDEN FUND
Notes to Financial Statements (Unaudited)      STOCK INDEX FUND
-------------------------------------------------------------------------------
The Prudential Dryden Fund, (the 'Company') is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Company was established as a Delaware business trust on May 11, 1992 and currently consists of two separate funds: Stock Index Fund (the 'Fund') and Active Balanced Fund. Prior to October 28, 1996 the Company was named the Prudential Institutional Fund and prior to September 20, 1996 it consisted of seven separate funds, five of which were subsequently reorganized and combined with existing funds in the Prudential Mutual Funds family of funds (see Note 6). The Company had no operations until July 7, 1992 when 10,000 shares of beneficial interest of the Company were sold for $100,000 to Prudential Institutional Fund Management, Inc. ('PIFM'). Investment operations of the Fund commenced on November 5, 1992. The Fund's investment objective seeks to provide investment results that correspond to the price and yield performance of Standard & Poor's 500 Composite Stock Price Index.
------------------------------------------------------------
Note 1. Accounting Policies The following is a summary of significant accounting policies followed by the Fund.

Securities Valuation: Securities, including options, warrants, futures contracts and options thereon, for which the primary market is on a national securities exchange, commodities exchange or board of trade and NASDAQ national market equity securities are valued at the last sale price on such exchange or board of trade on the date of valuation or, if there was no sale on such day, at the average of readily closing bid and asked prices quoted on such day.

Securities, that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, shall be valued at the average of the most recently quoted bid and asked prices provided by a principal market maker or dealer.

U.S. Government securities for which market quotations are available shall be valued at a price provided by an independent broker/dealer or pricing service.

Securities for which reliable market quotations are not available or for which the pricing agent or principal market maker does not provide a valuation or provides a valuation that, in the judgement of one of the subadvisers, does not represent fair value, shall by valued at fair value as determined under procedures established by the Trustees.

In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults, and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Securities Transactions and Investment Income:
Securities transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Financial Futures Contracts:
A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequent payments, known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge their existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value. Under a variety of circumstances, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying assets.

Dividends and Distributions:
Dividends and distributions of the Fund are declared in cash and automatically reinvested in additional shares of the

--------------------------------------------------------------------------------
See Notes to Financial Statements.     14


Fund. The Fund will declare and distribute its net investment income and net capital gains, if any, at least annually. Dividends and distributions are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Taxes:
It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Deferred Organizational Expenses:
Approximately $450,000 of costs were incurred in connection with the organization and initial registration of the Company and have been deferred and are being amortized ratably over the date each of the Funds' commenced investment operations.
------------------------------------------------------------
Note 2. Agreements
The Fund had a management agreement with PIFM through October 30, 1996. Pursuant to this agreement, PIFM had responsibility for all investment advisory services and supervises the subadviser's performance of such services.
PIFM had a subadvisory agreement with The Prudential Investment Corporation ('PIC') through October 30, 1996. PIC furnished investment advisory services in connection with the management of the Fund. PIFM paid for the costs and expenses attributable to the subadvisory agreement and the salaries and expenses of all personnel of the Fund except for fees and expenses of unaffiliated Trustees. The Fund paid for all other costs and expenses.
Through October 30, 1996 the management fee paid PIFM was computed daily and payable monthly at an annual rate of .40 of 1% of the average daily net assets of the Fund. Effective October 31, 1996 the management fee paid PMF was computed daily and payable monthly at an annual rate of .30 of 1% of the average daily net assets of the Fund.
Effective October 31, 1996 the Fund entered a management agreement with Prudential Mutual Fund Management LLC ('PMF'). Pursuant to this agreement PMF has responsibility for all investment advisory services. PMF entered into a subadvisory agreement with PIC. PIC, subject to the supervision of PMF, manages the assets of the Fund in accordance with its investment objectives and policies and in a manner consistent with the previous agreement. PMF pays for the costs and expenses attributable to the subadvisory agreement and the salaries and expenses of all personnel of the Fund except for fees and expenses of unaffiliated Trustees.
PIFM voluntarily agreed to subsidize a portion of the operating expenses of the Fund until October 30, 1996. Such expenses were recovered by PIFM through October 30, 1996 so long as the total expense ratio did not exceed the predetermined level set forth in the Fund's prospectus of .60% per annum. For the six months ended March 31, 1997, PIFM subsidized $16,070 of the expenses of the Fund (.007% of the average net assets of the Fund/$.001 per share).
The Fund had an administration agreement with PMF through October 30, 1996. The administration fee paid PMF was computed daily and payable monthly, at an annual rate of .17% of the Company's average daily net assets up to $250 million and
 .15% of the Company's average daily net assets in excess of $250 million. PMF furnished to the Fund such services as the Fund may require in connection with the administration of the Fund's business affairs. PMF also provided certain transfer agent services through its wholly-owned subsidiary, Prudential Mutual Fund Services, Inc. ('PMFS'). For such services, PMFS was paid .03% of the Company's daily net assets up to $250 million and .02% of the Company's average daily net assets in excess of $250 million from the administration fee paid to PMF. Upon termination of the administration agreement, PMFS will enter into a separate transfer agency agreement directly with the Fund.
Effective October 31, 1996 Prudential Securities Incorporated ('PSI') became the distributor of the Fund's shares. Under the distribution agreement, PSI will incur the expenses of distributing the Fund's shares, none of which is reimbursed by or paid for by the Fund.
PIFM, PIC, PMF and PSI are indirect wholly-owned subsidiaries of the Prudential Insurance Company of America.
------------------------------------------------------------
Note 3. Portfolio Securities
Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 1997 aggregated $48,658,157 and $626,905, respectively.
--------------------------------------------------------------------------------
                                       15

                                               THE PRUDENTIAL DRYDEN FUND
Notes to Financial Statements (Unaudited)      STOCK INDEX FUND
-------------------------------------------------------------------------------
On March 31, 1997, the Stock Index Fund purchased 23 financial futures contracts on the S&P 500 Index expiring June, 1997. The cost of such contracts was $18,335,375. The value of such contracts on March 31, 1997 was $17,434,000, thereby resulting in an unrealized loss of $901,375.
The cost basis of investments for federal income tax purposes is substantially the same as for financial reporting purposes and, accordingly, as of March 31, 1997, net unrealized appreciation for federal income tax purposes was $52,289,889 (gross unrealized appreciation--$55,255,235 gross unrealized depreciation--$2,965,346).
------------------------------------------------------------
Note 4. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. At March 31, 1997, the Fund had a 2.03% undivided interest in the repurchase agreements in the joint account. The undivided interest represented $19,591,000 in principal amount. As of such date, each repurchase agreement in the joint account and the collateral therefor was as follows:
Bear, Stearns & Co., Inc., 6.40%, in the principal amount of $315,000,000, repurchase price $315,056,000, due 4/1/97. The value of the collateral including accrued interest was $321,684,450.
CS First Boston Corp., 6.45%, in the principal amount of $250,000,000, repurchase price $250,044,792, due 4/1/97. The value of the collateral including accrued interest was $256,162,625.
Goldman, Sachs & Co., Inc., 6.50%, in the principal amount of $315,000,000, repurchase price $315,056,875, due 4/1/97. The value of the collateral including accrued interest was $321,300,771.
J.P. Morgan Securities, Inc., 6.00%, in the principal amount of $18,220,000, repurchase price $18,223,037, due 4/1/97. The value of the collateral including accrued interest was $18,584,479.
UBS Securities, Inc., 6.40% in the principal amount of $65,000,000, repurchase price $65,011,556, due 4/1/97. The value of the collateral including accrued interest was $66,300,284.
------------------------------------------------------------
Note 5. Capital
The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value per share. Transactions in shares of beneficial interest during the six months ended March 31, 1997 and the fiscal year ended September 30, 1996 were as follows:

                                            Six Months
                                              ended           Year ended
                                            March 31,        September 30,
                                               1997              1996
                                            ----------       -------------
Shares sold...............................  9,188,807           7,589,233
Shares issued in reinvestment of dividends
 and distributions........................    283,293             467,712
Shares reacquired.........................  (6,190,037)        (3,745,568)
                                            ----------       -------------
Net increase..............................  3,282,063           4,311,377
                                            ----------       -------------
                                            ----------       -------------

Of the shares outstanding at March 31, 1997, PIFM and affiliates owned 4,340,936 shares of the Fund.
------------------------------------------------------------
Note 6. Reorganization
On May 17, 1996, the Trustees of the Company approved an Agreement and a Plan of Reorganization (the 'Plan of Reorganization') for five other series of the Company. The Plan of Reorganization was approved by shareholders on September 6, 1996. This Fund approved a new manager, distributor and transfer agency agreements on October 30, 1996.
Under the Plan of Reorganization, all of the assets and liabilities of the Growth Stock Fund, Balanced Fund, Income Fund and Money Market Fund ('Series') were transferred at net asset value for equivalent value Class Z shares of Prudential Jennison Fund, Inc., Prudential Allocation Fund--Balanced Portfolio, Prudential Government Income Fund, Inc. and Prudential MoneyMart Assets, Inc., respectively. These Series then ceased operations.
International Stock Fund joined the Prudential Global Fund as separate series of a newly named Prudential World Fund. Existing shareholders became Class Z shareholders and the International Stock Fund also began offering Classes A, B and C shares.
Active Balanced Fund and the Fund remained with The Prudential Institutional Fund (renamed the Prudential Dryden Fund) as separate funds. Existing shareholders of the Active Balanced Fund became Class Z shareholders and Active Balanced Fund began offering Classes A, B and C shares. The Fund offers a single class of shares. Effective October 30, 1996 these funds were managed by PMF, PMFS will provide transfer agency services and PSI will act as distributor.
--------------------------------------------------------------------------------
                                       16

                                                  THE PRUDENTIAL DRYDEN FUND
Financial Highlights (Unaudited)                  STOCK INDEX FUND
--------------------------------------------------------------------------------

                                                                                                                November 5,
                                                          Six Months                                              1992(a)
                                                            Ended            Year Ended September 30,             Through
                                                          March 31,      ---------------------------------     September 30,
                                                             1997          1996         1995        1994           1993
                                                          ----------     --------     --------     -------     -------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................     $  16.06      $  14.22     $  11.27     $ 11.12       $   10.00
                                                          ----------     --------     --------     -------     -------------
Income from investment operations:
Net investment income (b).............................          .14           .25          .23         .26             .23
Net realized and unrealized gain on investment
   transactions.......................................         1.57          2.44         2.97         .11             .94
                                                          ----------     --------     --------     -------     -------------
  Total from investment operations....................         1.71          2.69         3.20         .37            1.17
                                                          ----------     --------     --------     -------     -------------
Less distributions:
Dividends from net investment income..................         (.26)         (.28)        (.22)       (.18)           (.05)
Distributions from net realized gains.................         (.15)         (.57)        (.03)       (.04)             --
                                                          ----------     --------     --------     -------     -------------
  Total distributions.................................         (.41)         (.85)        (.25)       (.22)           (.05)
                                                          ----------     --------     --------     -------     -------------
Net asset value, end of period........................     $  17.36      $  16.06     $  14.22     $ 11.27       $   11.12
                                                          ----------     --------     --------     -------     -------------
                                                          ----------     --------     --------     -------     -------------
TOTAL RETURN(d).......................................        10.65%        19.72%       29.02%       3.33%          11.73%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).......................     $256,207      $184,379     $101,945     $50,119       $  27,142
Average net assets (000)..............................     $224,665      $142,540     $ 71,711     $38,098       $  18,807
Ratios to average net assets: (b)
  Expenses............................................          .52%(c)       .60%         .60%        .60%            .60%(c)
  Net investment income...............................         1.73%(c)      1.92%        2.55%       2.34%           2.41%(c)
Portfolio turnover rate...............................            1%            2%          11%          2%              1%
Average commission rate paid per share................     $ 0.0250      $ 0.0250          N/A         N/A             N/A

---------------
(a) Commencement of investment operations.
(b) Net of expense subsidy.
(c) Annualized.
(d) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.
N/A--Data not required for these periods.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     17

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http://www.prudential.com

Trustees
Edward D. Beach
Delayne Dedrick Gold
Robert F. Gunia
Donald D. Lennox
Douglas H. McCorkindale
Mendel A. Melzer
Thomas T. Mooney
Stephen P. Munn
Richard A. Redeker
Robin B. Smith
Louis A. Weil, III
Clay T. Whitehead

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Eugene S. Stark, Treasurer
S. Jane Rose, Secretary
Marguerite E.H. Morrison, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07101

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Auditors
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Kirkpatrick and Lockhart LLP
1800 Massachusetts Ave., N.W.
Washington, D.C. 20036

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 1997 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

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